Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member] Land and Land Improvements [Member]	Dec. 31, 2012 Successor [Member] Land and Land Improvements [Member]	Dec. 31, 2013 Successor [Member] Buildings and Improvements [Member]	Dec. 31, 2012 Successor [Member] Buildings and Improvements [Member]	Dec. 31, 2013 Successor [Member] Machinery and Equipment [Member]	Dec. 31, 2012 Successor [Member] Machinery and Equipment [Member]	Dec. 31, 2013 Successor [Member] Construction in Progress [Member]	Dec. 31, 2012 Successor [Member] Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross			$ 494,108	$ 501,256	$ 34,723	$ 34,103	$ 152,281	$ 156,981	$ 300,810	$ 304,329	$ 6,294	$ 5,843
Accumulated depreciation			(183,965)	(146,044)
Property, Plant and Equipment, net	$ 303,364	$ 310,143	$ 310,143	$ 355,212